Note 3 - Acquisitions	12 Months Ended
Jan. 31, 2012
Business Combination Disclosure [Text Block]
Note 3 - Acquisitions

On June 10, 2011, we acquired privately-held Telargo Inc. (“Telargo”), a provider of telematics solutions. Telargo is a software-as-a-service (“SaaS”) provider of mobile resource management applications (“MRM”) telematics solutions that enable its clients to monitor and manage mobile assets and help fleet owners comply with various transportation regulations. The total purchase price for the acquisition was $9.3 million, including $5.0 million in cash, net of cash acquired, and $4.3 million to repay financial liabilities. We also incurred acquisition-related costs, primarily for advisory services, of $0.5 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $2.3 million with a fair value of $1.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $1.2 million. We have recognized $2.4 million of revenues and a $1.3 million net loss from Telargo since the date of acquisition in our consolidated statements of operations in 2012.

During 2012, the purchase price allocation for Telargo was adjusted due to changes made to opening working capital estimates. The purchase price allocation adjustments were as follows: (i) current assets decreased by $0.2 million from $1.8 million to $1.6 million; and (ii) current liabilities increased by $0.2 million from $2.8 million to $3.0 million.

On November 2, 2011, we acquired privately-held InterCommIT BV (“InterCommIT”), a provider of business-to-business integration-as-a-service. InterCommIT is a SaaS provider of electronic data management services that enable its clients to seamlessly exchange data electronically. The total purchase price for the acquisition was $13.6 million in cash, net of cash acquired.  We also incurred acquisition-related costs, primarily for advisory services, of $0.6 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $1.2 million with a fair value of $1.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is nil. We have recognized $1.5 million of revenues and a $0.1 million net loss from InterCommIT since the date of acquisition in our consolidated statements of operations for 2012.

On January 20, 2012, we acquired privately-held GeoMicro, Inc. (“GeoMicro”), a leading California-based provider of advanced geographic information systems and commercial turn-by-turn navigation. GeoMicro’s platform enables advanced routing, navigation, field service, and spatial data business intelligence solutions. The total purchase price for the acquisition was $2.7 million in cash, net of cash acquired.  We also incurred acquisition-related costs, primarily for advisory services, of $0.1 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is nil. We have recognized $0.4 million of revenues and a $0.4 million net income from GeoMicro since the date of acquisition in our consolidated statements of operations for 2012.

The preliminary purchase price allocations for businesses we acquired during fiscal 2012, which have not been finalized, are as follows:

	GeoMicro	InterCommIT	Telargo	Total
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)	2,674	13,605	5,002	21,281
Net working capital adjustments	(4)	(38)	(829)	(871)
	2,670	13,567	4,173	20,410
Allocated to:
Current assets	194	1,309	1,606	3,109
Deferred tax asset	715	4	2,344	3,063
Capital assets	29	87	381	497
Current liabilities	(672)	(510)	(3,045)	(4,227)
Deferred revenue	(559)	(410)	(893)	(1,862)
Deferred income tax liability	(987)	(2,693)	(2,441)	(6,121)
Other long term liabilities	-	(229)	(4,277)	(4,506)
Net tangible (liabilities) assumed	(1,280)	(2,442)	(6,325)	(10,047)
Finite life intangible assets acquired:
Customer agreements and relationships	364	2,367	427	3,158
Existing technology	1,746	7,806	5,749	15,301
Non-compete covenants	90	193	-	283
Trade names	51	273	-	324
Goodwill	1,699	5,370	4,322	11,391
	2,670	13,567	4,173	20,410

The Telargo, InterCommIT and GeoMicro transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represent our estimates of the allocations of the purchase price and the fair value of net assets acquired. As part of our process for determining the fair value of the net assets acquired, we engage third-party valuation specialists. The valuation of the acquired assets is preliminary, may differ from the final purchase price allocation, and these differences may be material. Revisions to the valuation will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one year from the respective acquisition dates.

No in-process research and development was acquired in the Telargo, InterCommIT or GeoMicro transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	GeoMicro	InterCommIT	Telargo
Customer agreements and relationships	4 years	6.8 years	6.1 years
Non-compete covenants	5 years	7 years	6 years
Existing technology	4 years	5.3 years	n/a
Trade names	2 years	2 years	n/a

The goodwill on the Telargo, InterCommIT and GeoMicro acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Telargo, InterCommIT and GeoMicro acquisitions is not deductible for tax purposes.

The pro forma results of operations for the Telargo, InterCommIT and GeoMicro transactions have not been presented as they are not material to our consolidated financial statements.

On March 19, 2010, we acquired 96.17% of the outstanding shares of Zemblaz NV (NYSE Alternext Brussels: ALPTH) (formerly denominated Porthus NV, “Porthus”), a provider of global trade management solutions, at EUR 12.50 per share. Porthus’ solutions complement those of Descartes and grow our presence in the Europe, Middle East and Africa regions. The purchase price for the acquisition was $39.1 million in cash. We also incurred acquisition-related costs, primarily for brokerage and advisory services, of $1.1 million included in other charges in 2011. The gross contractual amount of trade accounts receivable acquired was $6.9 million with a fair value of $6.6 million at the date of acquisition. Our acquisition date estimate of the contractual cash flows not expected to be collected is $0.3 million. We have recognized $19.1 million of revenues and $3.9 million of net income before amortization expense of $3.9 million from Porthus since the date of acquisition in our consolidated statements of operations for 2011.

On April 16, 2010, we purchased the remaining 3.83% of the Porthus shares at EUR 12.50 per share, and all outstanding warrants at a price of EUR 12.33 per warrant issued pursuant to Porthus’ 2000 warrant plan and a price of EUR 20.76 per warrant issued pursuant to its 2001 warrant plan. The purchase price for the remaining shares and warrants was $1.8 million in cash.

The fair value of the non-controlling interest in Porthus was determined based on active market prices for the 3.83% shares not acquired as part of the March 19, 2010 acquisition. The excess of the $1.8 million purchase-price consideration when this non-controlling interest was acquired on April 16, 2010 and the fair value of the non-controlling interest in Porthus was recorded to additional paid-in capital.

During 2011, the purchase price allocation for Porthus was adjusted due to changes made to opening working capital estimates. The purchase price allocation adjustments were as follows: (i) current assets increased by $0.1 million from $14.0 million to $14.1 million; (ii) current liabilities increased by $0.6 million from $7.0 million to $7.6 million; (iii) deferred revenue increased by $0.6 million from $1.2 million to $1.8 million; (iv) deferred income tax liability decreased by $0.4 million from $6.9 million to $6.5 million; and (v) goodwill increased $0.7 million from $15.2 million to $15.9 million.

On April 19, 2010, we purchased all of the shares of privately-held 882976 Ontario Inc., doing business as Imanet (“Imanet”), a provider of enterprise and on-demand technology solutions to customs brokers, freight forwarders, exporters and self-clearing importers. Imanet’s solutions focus on enabling members of the international trade community to communicate with Canada Border Services Agency (“CBSA”). Leading customs brokers, freight forwarders and Canadian importers manage their shipments and interactions with CBSA using Imanet’s solutions. Imanet’s solutions complement Descartes’ Global Trade and Compliance solutions. The purchase price for the acquisition was $5.8 million in cash. We also incurred acquisition-related costs, primarily for advisory services, of $0.1 million included in other charges in 2011. The gross contractual amount of trade accounts receivable acquired was $0.6 million with a fair value of $0.4 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $0.2 million. We have recognized $2.5 million of revenues and $0.5 million of net income before amortization expense of $0.7 million from Imanet since the date of acquisition in our consolidated statements of operations for 2011.

During 2011, the purchase price allocation for Imanet was adjusted due to changes made to opening working capital estimates and the purchase price consideration related to these net working capital adjustments. The purchase price allocation adjustments were as follows: (i) purchase price consideration was reduced by $0.1 million from $5.9 million to $5.8 million; (ii) current assets decreased by $0.1 million from $0.9 million to $0.8 million; (iii) current liabilities decreased by $0.1 million from $0.6 million to $0.5 million; and (iv) goodwill decreased $0.1 million from $2.3 million to $2.2 million.

On June 16, 2010, we acquired privately-held Belgian-based Routing International NV (“Routing International”), a developer and distributor of optimized route planning solutions. Routing International’s solutions join Descartes’ MRM 2.0 solution suite, which combines optimized real-time planning with wireless mobile technology to manage resources in motion. The purchase price for the acquisition was $3.9 million in cash. We also incurred acquisition-related costs, primarily for advisory services included in other charges in 2011, of $0.2 million. The gross contractual amount of trade accounts receivable acquired was $1.4 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $0.4 million. We have recognized $1.8 million of revenues and $0.2 million of net income before amortization expense of $0.3 million from Routing International NV since the date of acquisition in our consolidated statements of operations for 2011.

During 2011, the purchase price allocation for Routing International was adjusted due to changes made to opening working capital estimates and the purchase price consideration related to these net working capital adjustments. The purchase price allocation adjustments were as follows: (i) purchase price consideration was reduced by $0.3 million from $4.2 million to $3.9 million; (ii) current assets decreased by $0.2 million from $1.9 million to $1.7 million; and (iii) goodwill decreased by $0.1 million from $2.6 million to $2.5 million.

The final purchase price allocations for businesses we acquired during the year ended January 31, 2011, are set out in the following table:

	Routing International	Imanet	Porthus	Total
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)	4,339	5,973	39,137	49,449
Net working capital adjustments	(491)	(216)	-	(707)
	3,848	5,757	39,137	48,742
Allocated to:
Current assets	1,686	797	14,108	16,591
Current deferred tax asset	136	-	755	891
Investment in affiliate	-	-	544	544
Capital assets	62	161	1,813	2,036
Current liabilities	(719)	(471)	(7,582)	(8,772)
Deferred revenue	(956)	(245)	(1,838)	(3,039)
Deferred income tax liability	(536)	(1,115)	(6,496)	(8,147)
Other long term liabilities	(137)	(70)	(241)	(448)
Net tangible assets (liabilities) assumed	(464)	(943)	1,063	(344)
Finite life intangible assets acquired:
Customer agreements and relationships	592	2,198	10,838	13,628
Existing technology	1,168	1,984	12,053	15,205
Non-compete covenants	-	196	281	477
Trade names	-	109	822	931
Goodwill	2,552	2,213	15,878	20,643
Non-controlling interest	-	-	(1,798)	(1,798)
	3,848	5,757	39,137	48,742

The results of operations for businesses we acquired in 2011 are included in our consolidated statement of operations from the date acquired, as indicated below.

The Porthus, Imanet and Routing International transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represent our estimates of the allocations of the purchase price and the fair value of net assets acquired. As part of our process for determining the fair value of the net assets acquired, we engage third-party valuation specialists.

No in-process research and development was acquired in the Porthus, Imanet or Routing International transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Routing International	Imanet	Porthus
Customer agreements and relationships	5 years	8 years	6.5 years
Non-compete covenants	n/a	5 years	4.5 years
Existing technology	3.5 years	4 years	5 years
Trade names	n/a	3 years	1.5 years

The goodwill on the Porthus, Imanet and Routing International acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Porthus, Imanet and Routing International acquisitions is not deductible for tax purposes.

As required by GAAP, the financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Porthus as of the beginning of each of the periods presented. The pro forma results of operations for the Imanet and Routing International transactions have not been included in the table below as they are not material to our consolidated financial statements. This pro forma information is for information purposes only and does not purport to represent what our results of operations for the periods presented would have been had the acquisition of Porthus occurred at the beginning of the period indicated, or to project our results of operations for any future period.

Pro forma results of operations

Year Ended	January 31,	January 31,
	2011	2010

Revenues	102,519	101,979
Net income	12,230	15,729
Earnings per share
Basic	0.20	0.28
Diluted	0.19	0.28

On February 5, 2009, we acquired the logistics business of privately-held Oceanwide Inc. in an all-cash transaction. The acquisition added more than 700 members to our Global Logistics Network™ (“GLN”) and extended our customs compliance solutions. Oceanwide’s logistics business (“Oceanwide”) is focused on a web-based, hosted software-as-a-service model. We acquired 100% of Oceanwide’s US operations and certain Canadian assets and liabilities related to the logistics business. The purchase price for this acquisition was approximately $8.9 million in cash. We also incurred acquisition-related costs, primarily for advisory services, during 2010 in the amount of $0.2 million, which are included in other charges in our consolidated statements of operations. The gross contractual amount of trade accounts receivable acquired was $1.2 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of the contractual cash flows not expected to be collected is $0.2 million. We have included $6.6 million of revenues from Oceanwide since the date of acquisition in our consolidated statements of operations for 2010.

During 2010, the purchase price consideration for Oceanwide was reduced by $0.2 million from $9.1 million to $8.9 million due to changes made to opening working capital estimates. This $0.2 million purchase price adjustment was allocated as follows: (i) current assets decreased by $0.1 million from $1.8 million to $1.7 million; and (ii) current liabilities increased by $0.1 million from $1.4 million to $1.5 million.

On March 10, 2009, we acquired 100% of the outstanding shares of privately-held Scancode Systems Inc. (“Scancode”) in an all-cash transaction. Scancode provides its customers with a system that provides up-to-date rates that allow customers to both make efficient shipment decisions and comply with carrier manifesting and labeling requirements. The purchase price for this acquisition was approximately $6.3 million in cash. We also incurred acquisition-related costs, primarily for advisory services, during 2010 in the amount of $0.2 million which were included in other charges in our consolidated statements of operations. The gross contractual amount of trade accounts receivable acquired was $0.8 million with a fair value of $0.8 million at the date of acquisition. Our acquisition date estimate of the contractual cash flows not expected to be collected is $0.1 million. We have included $5.1 million of revenues from Scancode since the date of acquisition in our consolidated statements of operations for 2010.

During 2010, the purchase price consideration for Scancode was reduced by $0.1 million from $6.4 million to $6.3 million due to changes made to opening working capital estimates. This $0.1 million purchase price adjustment was allocated as follows: (i) current assets decreased by $0.5 million from $3.6 million to $3.1 million, primarily resulting from changes to the current portion of deferred income tax asset; (ii) the long-term portion of deferred revenue increased by $0.1 million from $1.4 million to $1.5 million; (iii) the long-term deferred income tax liability decreased by $0.4 million from $1.8 million to $1.4 million; and (iv) goodwill increased by $0.1 million from $3.4 million to $3.5 million.

The final purchase price allocations for the businesses we acquired during the year ended January 31, 2010, are set out in the following table:

	Oceanwide	Scancode	Total
Purchase price consideration:
Cash, excluding cash acquired related to Oceanwide ($225) and Scancode ($603)	8,990	7,698	16,688
Net working capital adjustments	(88)	(1,420)	(1,508)
	8,902	6,278	15,180
Allocated to:
Current assets	1,706	3,142	4,848
Capital assets	172	89	261
Current liabilities	(1,458)	(3,692)	(5,150)
Deferred revenue	(249)	(1,465)	(1,714)
Income tax liability	(47)	-	(47)
Deferred income tax liability	(2,058)	(1,363)	(3,421)
Net tangible liabilities assumed	(1,934)	(3,289)	(5,223)
Finite life intangible assets acquired:
Customer agreements and relationships	4,165	4,332	8,497
Non-compete covenants	104	-	104
Existing technology	2,118	1,637	3,755
Trade names	46	109	155
Goodwill	4,403	3,489	7,892
	8,902	6,278	15,180

The results of operations for the businesses that we acquired in 2010 are included in our consolidated statement of operations from the date acquired, as indicated below.

The Oceanwide and Scancode transactions were accounted for using the acquisition method in accordance with ASC Topic 805. The purchase price allocations in the table above represent our estimates of the allocations of the purchase price and the fair value of net assets acquired. As part of our process for determining the fair value of the net assets acquired, we engage third-party valuation specialists.

No in-process research and development was acquired in the Oceanwide or Scancode transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Oceanwide	Scancode
Customer agreements and relationships	5 years	8 years
Non-compete covenants	2 years	n/a
Existing technology	3 years	5 years
Trade names	2 years	2 years

The goodwill on the Oceanwide and Scancode acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. Goodwill of $0.1 million that relates to our acquisition of certain of Oceanwide’s Canadian assets and liabilities is deductible for tax purposes. The goodwill arising from the acquisitions of Oceanwide’s US operations and Scancode is not deductible for tax purposes.

Supplemental pro forma information was impracticable to disclose as the pre-acquisition accounting for deferred revenues and deferred income taxes is based on estimates and assumptions that would require us to retroactively apply assumptions about management’s intent in a prior period that cannot be independently substantiated at this time and to make significant estimates about amounts that can no longer be objectively determined.